Fair Value (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unpaid principal balance of impairment loan at collateral	$ 190	$ 4,612
Valuation allowance	0	35
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of assets and liabilities measured at fair value between levels	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Non-Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	0	0
Liabilities measured at fair value	$ 0	$ 0